Quarterly Holdings Report
for

Fidelity Freedom® Blend 2015 Fund

June 30, 2021

FBF-Y15-QTLY-0821
1.9892465.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	614,800	$11,841,040
Fidelity Series Commodity Strategy Fund (a)	1,360,232	7,576,490
Fidelity Series Large Cap Growth Index Fund (a)	429,235	7,550,249
Fidelity Series Large Cap Stock Fund (a)	422,146	8,358,481
Fidelity Series Large Cap Value Index Fund (a)	1,031,607	15,938,322
Fidelity Series Small Cap Opportunities Fund (a)	218,562	3,982,202
Fidelity Series Value Discovery Fund (a)	350,873	5,901,691
TOTAL DOMESTIC EQUITY FUNDS
(Cost $46,673,419)		61,148,475

International Equity Funds - 21.1%
Fidelity Series Canada Fund (a)	241,921	3,391,728
Fidelity Series Emerging Markets Fund (a)	198,135	2,417,247
Fidelity Series Emerging Markets Opportunities Fund (a)	808,644	21,720,188
Fidelity Series International Growth Fund (a)	404,797	7,917,822
Fidelity Series International Index Fund (a)	269,289	3,312,259
Fidelity Series International Small Cap Fund (a)	125,358	2,791,713
Fidelity Series International Value Fund (a)	706,448	7,891,022
Fidelity Series Overseas Fund (a)	579,828	7,903,055
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $43,152,643)		57,345,034

Bond Funds - 43.5%
Fidelity Series Corporate Bond Fund (a)	1,610,791	17,960,323
Fidelity Series Emerging Markets Debt Fund (a)	160,463	1,495,514
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	47,614	493,761
Fidelity Series Floating Rate High Income Fund (a)	32,433	300,008
Fidelity Series Government Bond Index Fund (a)	2,109,710	22,405,117
Fidelity Series High Income Fund (a)	179,638	1,722,731
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,109,054	23,157,410
Fidelity Series Investment Grade Bond Fund (a)	2,101,002	24,623,745
Fidelity Series Investment Grade Securitized Fund (a)	1,643,206	17,007,178
Fidelity Series Long-Term Treasury Bond Index Fund (a)	981,561	8,215,663
Fidelity Series Real Estate Income Fund (a)	89,401	1,038,836
TOTAL BOND FUNDS
(Cost $114,471,677)		118,420,286

Short-Term Funds - 12.9%
Fidelity Cash Central Fund 0.06% (b)	671	671
Fidelity Series Government Money Market Fund 0.08% (a)(c)	9,351,449	9,351,449
Fidelity Series Short-Term Credit Fund (a)	592,673	6,021,555
Fidelity Series Treasury Bill Index Fund (a)	1,975,966	19,759,663
TOTAL SHORT-TERM FUNDS
(Cost $35,047,324)		35,133,338
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $239,345,063)		272,047,133
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,760)
NET ASSETS - 100%		$272,042,373

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49	$100,671	$100,049	$--	$--	$671	0.0%
Total	$49	$100,671	$100,049	$--	$--	$671

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$10,538,662	$1,913,315	$1,795,698	$--	$150,445	$1,034,316	$11,841,040
Fidelity Series Canada Fund	2,629,993	679,445	167,322	--	11,250	238,362	3,391,728
Fidelity Series Commodity Strategy Fund	6,535,073	1,037,500	867,183	--	47,455	823,645	7,576,490
Fidelity Series Corporate Bond Fund	15,418,584	2,798,869	717,341	105,716	4,489	455,722	17,960,323
Fidelity Series Emerging Markets Debt Fund	1,287,450	227,016	53,351	15,053	294	34,105	1,495,514
Fidelity Series Emerging Markets Debt Local Currency Fund	430,310	70,415	21,332	--	245	14,123	493,761
Fidelity Series Emerging Markets Fund	2,339,706	373,946	393,587	--	(3,227)	100,409	2,417,247
Fidelity Series Emerging Markets Opportunities Fund	21,034,347	3,471,926	3,718,418	--	(37,817)	970,150	21,720,188
Fidelity Series Floating Rate High Income Fund	259,363	48,962	10,020	2,738	18	1,685	300,008
Fidelity Series Government Bond Index Fund	19,011,061	3,804,704	703,024	52,286	319	292,057	22,405,117
Fidelity Series Government Money Market Fund 0.08%	9,871,751	1,407,369	1,927,671	1,504	--	--	9,351,449
Fidelity Series High Income Fund	1,494,141	268,619	77,254	19,122	483	36,742	1,722,731
Fidelity Series Inflation-Protected Bond Index Fund	19,841,396	3,608,458	736,829	--	981	443,404	23,157,410
Fidelity Series International Growth Fund	6,467,869	1,579,096	705,819	--	37,585	539,091	7,917,822
Fidelity Series International Index Fund	2,700,250	666,806	188,535	--	19,230	114,508	3,312,259
Fidelity Series International Small Cap Fund	2,332,675	466,634	178,013	--	22,550	147,867	2,791,713
Fidelity Series International Value Fund	6,460,634	1,767,683	489,572	--	38,255	114,022	7,891,022
Fidelity Series Investment Grade Bond Fund	21,100,306	3,966,080	813,995	113,296	1,668	369,686	24,623,745
Fidelity Series Investment Grade Securitized Fund	14,783,685	2,762,839	614,152	7,821	(167)	74,973	17,007,178
Fidelity Series Large Cap Growth Index Fund	6,651,630	1,155,738	1,058,695	32,154	150,532	651,044	7,550,249
Fidelity Series Large Cap Stock Fund	7,264,082	1,301,198	726,439	--	102,730	416,910	8,358,481
Fidelity Series Large Cap Value Index Fund	13,875,418	2,595,382	1,229,243	--	104,409	592,356	15,938,322
Fidelity Series Long-Term Treasury Bond Index Fund	6,440,306	1,784,327	456,789	42,569	(34,464)	482,283	8,215,663
Fidelity Series Overseas Fund	6,478,848	1,618,412	704,799	--	103,367	407,227	7,903,055
Fidelity Series Real Estate Income Fund	894,973	147,006	50,759	1,449	318	47,298	1,038,836
Fidelity Series Short-Term Credit Fund	4,868,840	1,344,304	184,675	19,077	17	(6,931)	6,021,555
Fidelity Series Small Cap Opportunities Fund	3,509,200	669,340	294,485	--	39,175	58,972	3,982,202
Fidelity Series Treasury Bill Index Fund	15,686,127	4,671,963	598,427	3,136	--	--	19,759,663
Fidelity Series Value Discovery Fund	5,126,868	1,030,604	534,012	--	78,497	199,734	5,901,691
	$235,333,548	$47,237,956	$20,017,439	$415,921	$838,637	$8,653,760	$272,046,462

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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